Note 3 - Fair Value Measurements - Activity for Items Measured at Fair Value for a Recurring Basis (Details) - Stock Purchase Warrants [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 583,734	$ 3,852,882	$ 3,852,882	$ 3,921,917
Change in fair value - loss	340,115	(190,219)	(3,269,148)	1,470,174
Issuance of warrants				2,483,848
Exercise of warrants				(4,023,057)
Balance	$ 923,849	$ 3,662,663	$ 583,734	$ 3,852,882